Stock-Based Compensation (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2020	Sep. 23, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Compensation Related Costs [Abstract]
Shares issued under ESOP	59,900	295,565					59,900
Stock-based compensation expense			$ 0	$ 1,425	$ 1,626	$ 2,482
Capitalized internal-use software			$ 0	$ 0	0	0
Unrecognized stock-based compensation cost					$ 0	$ 3,050